STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 19.4%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$342,343

Global - 2.7%
Multiperil - 2.7%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		$8,135,000	7,697,337
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.600%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,421,147
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.325%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,643,942
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,020,242
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,914,844
Matterhorn Re SR2021-1 Class A
(SOFR + 5.750%), 12/08/2025 (b)(c)(d)(e) (Cost: $253,249; Original Acquisition Date: 09/15/2022)		261,000	214,464
Matterhorn Re SR2022-1 Class A
(SOFR + 5.250%), 03/24/2025 (b)(c)(d)(e) (Cost: $966,554; Original Acquisition Date: 07/13/2022)		1,000,000	873,000
Montoya Re 2022-1 Class A
(T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $325,511; Original Acquisition Date: 09/16/2022)		326,000	302,968
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,832,562
Resilience Re Series 1711A
0.000%, 05/01/2023 (b)(e)(f)(g)(h)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—

			26,920,506

Japan - 0.6%
Earthquake - 0.6%
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)		1,744,000	1,718,625
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,359,479; Original Acquisition Date: 05/02/2019)		3,362,000	3,324,177
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	833,939

			5,876,741

Mexico - 0.8%
Earthquake - 0.4%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)		3,619,000	3,572,315
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)		639,000	622,705

			4,195,020

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 0.4%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,155; Original Acquisition Date: 02/28/2020)	$3,479,000	$3,372,543

		7,567,563

United States - 15.3%
Earthquake - 3.3%
Acorn Re 2021-1 Class A
(T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e) (Cost: $676,057; Original Acquisition Date: 10/04/2022)	715,000	666,630
Herbie Re 2022-1 Class A
(T-Bill 3 Month + 12.500%), 01/08/2031 (b)(c)(d)(e) (Cost: $392,000; Original Acquisition Date: 11/18/2022)	392,000	391,549
Phoenician Re 2020-1 Class A
(T-Bill 3 Month + 3.016%), 12/14/2023 (b)(c)(d)(e) (Cost: $993,882; Original Acquisition Date: 07/06/2022)	1,000,000	970,050
Phoenician Re 2020-2 Class A
(T-Bill 3 Month + 2.924%), 12/14/2023 (b)(c)(d)(e) (Cost: $1,996,140; Original Acquisition Date: 07/28/2022)	2,009,000	1,949,031
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e) (Cost: $189,873; Original Acquisition Date: 10/13/2022)	196,000	190,806
Sutter Re 2020-1 Class A
(T-Bill 3 Month + 5.000%), 05/23/2023 (b)(c)(d)(e) (Cost: $2,989,694; Original Acquisition Date: 07/01/2022)	3,000,000	2,941,200
Sutter Re 2020-1 Class F
(T-Bill 3 Month + 8.500%), 05/23/2023 (b)(c)(d)(e) (Cost: $565,906; Original Acquisition Date: 10/04/2022)	580,000	563,702
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.940%), 12/07/2023 (b)(c)(d)(e) (Cost: $5,348,591; Original Acquisition Date: 10/08/2020)	5,383,000	5,260,537
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.310%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,882,687; Original Acquisition Date: 10/08/2020)	9,900,000	9,552,015
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e) (Cost: $9,455,886; Original Acquisition Date: 07/13/2022)	9,800,000	8,817,060
Ursa Re II 2022-2 Class AA
(T-Bill 3 Month + 7.000%), 12/06/2025 (b)(c)(d)(e) (Cost: $331,000; Original Acquisition Date: 12/08/2022)	331,000	330,752
Ursa Re II 2022-2 Class C
(T-Bill 3 Month + 10.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $241,000; Original Acquisition Date: 12/08/2022)	241,000	240,530
Veraison Re 2023-1 Class A
(T-Bill 3 Month + 2.500%), 03/09/2026 (b)(c)(d)(e) (Cost: $760,000; Original Acquisition Date: 12/14/2022)	760,000	759,582
Veraison Re 2023-1 Class B
(T-Bill 3 Month + 2.500%), 03/09/2026 (b)(c)(d)(e) (Cost: $729,000; Original Acquisition Date: 12/14/2022)	729,000	727,943

		33,361,387

Fire - 0.1%
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,056,159

Flood - 0.6%
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(e) (Cost: $735,334; Original Acquisition Date: 07/22/2020)	736,000	728,640
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(e) (Cost: $2,097,830; Original Acquisition Date: 04/28/2020)	2,100,000	2,016,000

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Flood - 0.6% (continued)
FloodSmart Re 2022-1 Class A
(T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(e) (Cost: $2,891,820; Original Acquisition Date: 07/12/2022)	$3,000,000	$2,767,500

		5,512,140

Mortality/Longevity/Disease - 0.2%
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $1,390,072; Original Acquisition Date: 10/28/2022)	1,490,000	1,443,065
Vitality Re XIII 2022 Class A
(T-Bill 3 Month + 2.000%), 01/06/2026 (b)(c)(d)(e) (Cost: $580,196; Original Acquisition Date: 01/04/2023)	611,000	578,434
Vitality Re XIV 2023 Class B
(T-Bill 3 Month + 4.500%), 01/05/2027 (b)(c)(d)(e) (Cost: $334,000; Original Acquisition Date: 01/25/2023)	334,000	333,966

		2,355,465

Multiperil - 7.6%
Baldwin Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 07/07/2025 (b)(c)(d)(e) (Cost: $3,133,433; Original Acquisition Date: 07/25/2022)	3,200,000	3,020,640
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,620,000
Bonanza Re 2023-1 Class B
(T-Bill 3 Month + 0.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $296,561; Original Acquisition Date: 01/06/2023)	366,000	292,690
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,935,005
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,661,637; Original Acquisition Date: 03/08/2019)	4,662,000	4,609,319
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	1,970,535
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	21,899
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	16,251
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,130,229; Original Acquisition Date: 04/20/2020)	1,135,000	1,117,124
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	408,622
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	151,209
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,320,794
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(f) (Cost: $20,459; Original Acquisition Date: 02/12/2016)	20,459	—
Four Lakes Re 2021-1 Class A
(T-Bill 3 Month + 4.270%), 07/01/2025 (b)(c)(d)(e) (Cost: $1,729,353; Original Acquisition Date: 07/13/2022)	1,750,000	1,587,425
Four Lakes Re 2022-1 Class A
(T-Bill 3 Month + 6.500%), 01/07/2030 (b)(c)(d)(e) (Cost: $187,000; Original Acquisition Date: 12/22/2022)	187,000	186,551
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	4,489,900

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.6% (continued)
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,535,446; Original Acquisition Date: 04/28/2020)	$14,750,000	$8,481,250
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,629,172; Original Acquisition Date: 07/17/2020)	10,883,000	6,257,725
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,643,954; Original Acquisition Date: 04/18/2018)	2,660,000	2,404,906
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,879,973
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(e) (Cost: $2,858,304; Original Acquisition Date: 05/06/2020)	2,859,000	2,805,966
Montoya Re 2022-2 Class A
(T-Bill 3 Month + 14.000%), 04/07/2030 (b)(c)(d)(e) (Cost: $181,000; Original Acquisition Date: 12/08/2022)	181,000	179,471
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,756,332
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 5.810%), 01/08/2025 (b)(c)(d)(e) (Cost: $3,394,653; Original Acquisition Date: 07/06/2022)	3,500,000	3,186,925
Mystic Re IV 2023-1 Class A
(T-Bill 3 Month + 9.250%), 01/08/2026 (b)(c)(d)(e) (Cost: $819,000; Original Acquisition Date: 12/16/2022)	819,000	814,782
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(f) (Cost: $396,463; Original Acquisition Date: 04/28/2016)	396,463	20
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.150%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	429,250
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,087,086; Original Acquisition Date: 05/08/2019)	1,088,000	1,077,664
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,251,945
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,621,182
Residential Re 2020-II Class 3
(T-Bill 3 Month + 7.980%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,470,713; Original Acquisition Date: 07/12/2022)	1,486,000	1,400,927
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.180%), 12/06/2024 (b)(c)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,201,680
Residential Re 2021-II Class 3
(T-Bill 3 Month + 5.180%), 12/06/2025 (b)(c)(d)(e) (Cost: $969,343; Original Acquisition Date: 07/12/2022)	1,000,000	889,500
Residential Re 2022-I Class 14
(T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $1,989,000; Original Acquisition Date: 07/12/2022)	2,000,000	1,732,900
Sakura Re 2022-1 Class A
(T-Bill 3 Month + 13.500%), 01/06/2030 (b)(c)(d)(e) (Cost: $841,000; Original Acquisition Date: 12/22/2022)	841,000	837,720
Sanders Re II 2020-1 Class A
(T-Bill 3 Month + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,628,766
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $978,443; Original Acquisition Date: 07/15/2022)	1,000,000	935,550
Sanders Re II 2021-2 Class A
(T-Bill 3 Month + 3.090%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,217,011; Original Acquisition Date: 07/26/2022)	4,315,000	4,055,884

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.6% (continued)
Sanders Re III 2022-3 Class A
(T-Bill 3 Month + 6.250%), 04/08/2030 (b)(c)(d)(e) (Cost: $789,000; Original Acquisition Date: 12/01/2022)	$789,000	$790,302
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $567,973; Original Acquisition Date: 04/20/2020)	568,000	564,564
Titania Re 2021-1 Class A
(T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $1,950,a497; Original Acquisition Date: 07/06/2022)	2,000,000	1,835,500

		76,768,648

Windstorm - 3.5%
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.520%), 06/08/2023 (b)(c)(d)(e) (Cost: $13,308,581; Original Acquisition Date: 05/29/2020)	13,320,000	13,301,352
Alamo Re 2021-1 Class A
(T-Bill 3 Month + 4.090%), 06/07/2024 (b)(c)(d)(e) (Cost: $2,841,381; Original Acquisition Date: 07/27/2022)	3,000,000	2,876,400
Alamo Re 2022-1 Class A
(T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e) (Cost: $986,092; Original Acquisition Date: 07/27/2022)	1,000,000	943,000
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,512,040
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.870%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,173,375
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.220%), 03/22/2024 (b)(c)(d)(e) (Cost: $1,971,200; Original Acquisition Date: 07/27/2022)	2,000,000	1,864,300
Catahoula Re II 2022-1 Class A
(T-Bill 3 Month + 9.500%), 06/16/2025 (b)(c)(d)(e) (Cost: $1,986,867; Original Acquisition Date: 09/02/2022)	2,000,000	1,886,200
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $429,725; Original Acquisition Date: 03/06/2017)	429,725	44,004
Everglades II 2020-2 A
(T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,597,469
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 5.660%), 05/14/2024 (b)(c)(d)(e) (Cost: $3,910,724; Original Acquisition Date: 07/11/2022)	4,100,000	3,761,750
Everglades Re II 2021-1 Class B
(T-Bill 3 Month + 6.320%), 05/14/2024 (b)(c)(d)(e) (Cost: $953,373; Original Acquisition Date: 08/03/2022)	1,000,000	847,250
Everglades Re II 2021-2 Class A
(T-Bill 3 Month + 5.900%), 05/14/2024 (b)(c)(d)(e) (Cost: $1,893,996; Original Acquisition Date: 08/09/2022)	2,000,000	1,820,000
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	481,965
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.530%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	1,082,025

		35,191,130

		154,244,929

TOTAL EVENT LINKED BONDS (Cost $223,302,648)		194,952,082

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 63.1%
PARTICIPATION NOTES - 1.1%
Global - 1.1%
Multiperil - 1.1%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 1.1% (continued)
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $2,792,313; Original Acquisition Date: 12/27/2019)	$2,986,529	$20,607
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(f)(i) (Cost: $70,357; Original Acquisition Date: 12/19/2018)	70,357	486,841
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $4,131,944; Original Acquisition Date: 12/26/2019)	4,131,944	990,150
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(h)(i) (Cost: $2,372,568; Original Acquisition Date: 12/21/2020)	2,372,568	1,258,788
Eden Re II 2022-1 Class B
03/20/2026 (b)(d)(e)(f)(h)(i) (Cost: $1,000,000; Original Acquisition Date: 12/17/2021)	1,000,000	421,036
Eden Re II 2023-1 Class B
03/19/2027 (b)(d)(e)(f)(h)(i) (Cost: $2,000,000; Original Acquisition Date: 12/22/2022)	2,000,000	2,033,739
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(f)(h)(i) (Cost: $70,009; Original Acquisition Date: 06/25/2019)	86,128	—
Limestone Re 2020-1 A
03/01/2024 (b)(d)(e)(f)(i) (Cost: $4230; Original Acquisition Date: 02/19/2021)	12,280	29,485
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(f) (Cost: $3,111,119; Original Acquisition Date: 04/24/2019)	3,113,464	2,214,023
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(f) (Cost: $1,738,478; Original Acquisition Date: 04/24/2019)	1,739,789	1,237,186
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f) (Cost: $9,212; Original Acquisition Date: 12/10/2019)	9,255	533,959
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(f) (Cost: $23,756; Original Acquisition Date: 04/24/2019)	23,759	605,772
Sussex Re 2020-A
03/31/2024 (e)(f)(i) (Cost: $0; Original Acquisition Date: 01/22/2020)	100	—
Sussex Re 2021-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $344,570; Original Acquisition Date: 12/29/2020)	344,570	202,964
Sussex Re 2022-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $596,376; Original Acquisition Date: 01/05/2022)	1,820,000	587,924
Versutus 2018 A-5
03/31/2023 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	3,787,810	205,340
Versutus 2019-B
03/31/2023 (b)(e)(f)(h)(i) (Cost: $1,750,336; Original Acquisition Date: 12/21/2018)	35,000,000	155,515

TOTAL PARTICIPATION NOTES (Cost $20,035,271)		10,983,329

	SHARES	VALUE
PREFERENCE SHARES - 61.9%
Global - 61.9%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $23,093,114; Original Acquisition Date: 01/07/2016)	51,394	—

Multiperil - 61.9%
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $30,883,178; Original Acquisition Date: 05/07/2015)	165,450	24,414,109
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $29,910,807; Original Acquisition Date: 01/04/2018)	1,328,746	—
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $53,115,145; Original Acquisition Date: 09/29/2017)	200,075	39,063,759
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $19,913,366; Original Acquisition Date: 06/12/2020)	1,022,526	18,625,467
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $12,321,395; Original Acquisition Date: 07/29/2015)	149	4,812,704
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	49,849
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $26,255,826; Original Acquisition Date: 04/10/2015)	28,898	2,844,653
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $10,579,782; Original Acquisition Date: 05/31/2017)	125,090,500	6,674,329
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $29,319,306; Original Acquisition Date: 11/10/2017)	504,899	958,552
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $13,846,199; Original Acquisition Date: 12/29/2016)	77,550	15,603,782
Freeport (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $25,260,535; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	SHARES	VALUE
Multiperil - 61.9% (continued)
Harambee Re 2019 (b)(e)(f)(h)(i) (Cost: $1,971; Original Acquisition Date: 12/21/2018)	2,199	$1,781
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	36,012,477
Hudson Charles (Mt. Logan Re) (b)(e)(f)(h) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	10,917,184
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(h) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	15,550,541
Iseo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—
Kensington (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $3,622,221; Original Acquisition Date: 08/16/2018)	954,585	15,172,862
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $22,184,853; Original Acquisition Date: 11/01/2018)	473	22,236,149
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/30/2019)	9	—
Mackinac (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 02/05/2015)	55,584	6,143,106
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $37,681,678; Original Acquisition Date: 12/12/2016)	97,141	16,329,247
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	65,588,621
Mulholland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	175,546
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	4,486,710
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $61,094,981; Original Acquisition Date: 03/24/2017)	9,058,147	75,787,306
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $65,639,121; Original Acquisition Date: 05/27/2016)	100,674	66,104,591
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $17,207,910; Original Acquisition Date: 06/12/2020)	969,034	18,359,771
Skytop (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $22,797,586; Original Acquisition Date: 12/29/2016)	42,944	2,349,394
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $2,042,680; Original Acquisition Date: 01/22/2019)	4,790	433,431
Sussex Designated Investment Series Dec 19 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	222,447
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $422,223; Original Acquisition Date: 06/20/2019)	1,378	74,079
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,073,773; Original Acquisition Date: 03/24/2017)	42,693	426,870
Thopas Re 2019 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/21/2018)	249	—
Viribus Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/22/2017)	265,173	—
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $539,626; Original Acquisition Date: 12/26/2018)	526,336	—
Windsor (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	—
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $20,578,049; Original Acquisition Date: 06/12/2020)	1,012,875	18,165,275
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	—
Yoho (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $51,657,531; Original Acquisition Date: 05/17/2016)	357,363	11,496,462
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $95,132,000; Original Acquisition Date: 05/31/2019)	143,394	123,405,398

		622,486,452

		622,486,452

United States - 0.0% (a)
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

	SHARES	VALUE
Windstorm - 0.0% (a)
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $11,448,123; Original Acquisition Date: 06/10/2020)	251,610	$—
SR0006 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	154,100

		154,100

		154,100

TOTAL PREFERENCE SHARES (Cost $933,229,221)		622,640,552

PRIVATE FUND UNITS - 0.1%
Global - 0.1%
Multiperil - 0.1%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,354,728; Original Acquisition Date: 01/20/2017)	1,549	464,024
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,174; Original Acquisition Date: 01/14/2019)	1	104,024
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,650,222; Original Acquisition Date: 07/06/2017)	1,650	274,944
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $455,276; Original Acquisition Date: 07/17/2018)	455	341,473

TOTAL PRIVATE FUND UNITS (Cost $3,461,400)		1,184,465

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $956,725,892)		634,808,346

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $24,096,735)		—

SHORT-TERM INVESTMENTS - 10.3%
Money Market Fund - 10.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 4.19% (k)	51,784,891	51,784,891
First American Government Obligations Fund - Class Z - 4.14% (k)	524	524
First American Treasury Obligations Fund - Class Z - 4.24% (k)	524	524
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.14% (k)	51,785,414	51,785,414
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 4.29% (k)	524	524

TOTAL SHORT-TERM INVESTMENTS (Cost $103,571,877)		103,571,877

TOTAL INVESTMENTS (Cost $1,307,697,152) - 92.8%		933,332,305

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%		72,646,367

TOTAL NET ASSETS - 100.0%		$1,005,978,672

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $829,760,428. Foreign concentration is as follows: Bermuda: 77.1%, Singapore: 1.8%, Cayman Islands: 1.6%, Ireland: 0.8%, Supranational: 0.8%, and Great Britain: 0.4%.

(c)

Variable rate security. Reference rates as of January 31, 2023 are as follows: 3 Month Euribor 2.48%, T-Bill 3 Month 4.65%, 3 Month Libor 4.80%, Secured Overnight Financing Rate (SOFR) 4.31%, and 6 Month Libor 5.09%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2023 was $189,590,917, which represented 18.8% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2023 (Unaudited)

(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Non-income producing security.
(i)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $603,749,681, which represents 60.0% of net assets.

(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of January 31, 2023. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$342,343	$—	$342,343
Global(1)	—	26,920,506	—	26,920,506
Japan	—	5,876,741	—	5,876,741
Mexico	—	7,567,563	—	7,567,563
United States(1)	—	151,632,389	2,612,540	154,244,929

Total Event-Linked Bonds	—	192,339,542	2,612,540	194,952,082
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	10,983,329	10,983,329
Preference Shares
Global(1)	—	—	622,486,452	622,486,452
United States(1)	—	—	154,100	154,100

Total Preference Shares	—	—	622,640,552	622,640,552
Private Fund Units(2)	—	—	1,184,465	1,184,465

Total Quota Shares and Other Reinsurance-Related Securities	—	—	634,808,346	634,808,346
Limited Liability Partnership(1)(2)	—	—	—	—
Money Market Funds	103,571,877	—	—	103,571,877

Total Assets	$103,571,877	$192,339,542	$637,420,886	$933,332,305

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2023:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2022	$3,787,492	$18,717,732	$638,283,711	$1,382,934	$—
Acquisitions	—	2,464,984	—	—	—
Dispositions	(1,210,482)	(6,652,959)	(20,178,816)	(439,935)	—
Realized gains (losses)	—	91,713	4,473,804	428,443	—
Return of capital	—	(1,374,106)	(63,093,043)	—	(4,895,490)
Change in unrealized appreciation/(depreciation)	1,208,905	(2,264,035)	63,154,896	(186,977)	4,895,490
Transfers in/(out) Level 3	(1,173,375)	—	—	—	—

Ending Balance - January 31, 2023	$2,612,540	$10,983,329	$622,640,552	$1,184,465	$—

As of January 31, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $1,004,031 for Event-Linked Bonds, $(2,264,035) for Participation Notes, $63,154,896 for Preference Shares, $26,046 for Private Fund Units, and $4,895,490 for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2023.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$6,392,389	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$11.8MM $0.2MM-$10.6MM	$3.4MM $3.6MM

Preference Shares	Financial Services	$596,172,827	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$283.9MM $0.0MM-$451.6MM	$22.1MM $38.2MM

Private Fund Units	Financial Services	$1,184,465	Insurance industry model	Estimated losses: Estimated premiums earned:	$1.2MM-$67.1MM $9.4MM-$23.4MM	$35.8MM $15.2MM

Limited Liability Partnership	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$65.7MM $0.0MM-$81.0MM	$32.2MM $41.0MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $2,612,540 for Event-Linked Bonds, $4,590,940 for Participation Notes, and $26,467,725 for Preference Shares and $0 for Private Fund Units.